Basis of Presentation and Summary of Significant Accounting Policies - Noncontrolling Interests (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 JPY (¥) item
Noncontrolling Interest [Line Items]
Proceeds from issuance of preferred stock	¥ 260,280
MEDIROM MOTHER Labs Inc. ("MML") | Series A preferred stock
Noncontrolling Interest [Line Items]
Proceeds from issuance of preferred stock	¥ 260,280
Number of senior executives invested | item	2